Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Kinder Morgan Savings Plan
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
(In thousands)
EIN: 80-0682103
PN: 002
(a) (b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value**
Mutual Fund
Dodge & Cox Stock Fund	Registered Investment Company	$145,328
	Total Mutual Fund	145,328
Common Collective Trust
State Street S&P 500 Index Securities Lending Series Fund Class I	Common Collective Trust	586,647
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Fund Class I	Common Collective Trust	268,095
William Blair Large Cap Growth CIT	Common Collective Trust	214,862
State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class I	Common Collective Trust	166,504
State Street Target Retirement 2040 Securities Lending Series Fund Class I	Common Collective Trust	147,022
State Street U.S. Bond Index Securities Lending Series Fund Class I	Common Collective Trust	139,871
Loomis Sayles Core Plus Fixed Income Fund Class B	Common Collective Trust	139,103
State Street Target Retirement 2030 Securities Lending Series Fund Class I	Common Collective Trust	137,665
State Street Target Retirement 2045 Securities Lending Series Fund Class I	Common Collective Trust	133,902
State Street Target Retirement 2050 Securities Lending Series Fund Class I	Common Collective Trust	121,474
State Street Target Retirement 2035 Securities Lending Series Fund Class I	Common Collective Trust	115,993
State Street Target Retirement Income Securities Lending Series Fund Class I	Common Collective Trust	99,317
State Street Target Retirement 2025 Securities Lending Series Fund Class I	Common Collective Trust	87,881
State Street Target Retirement 2055 Securities Lending Series Fund Class I	Common Collective Trust	80,894
Westfield Small/Mid Cap Growth Equity Class C	Common Collective Trust	75,484
MFS International Equity CIT Class 7	Common Collective Trust	64,155
State Street Target Retirement 2060 Securities Lending Series Fund Class I	Common Collective Trust	34,177
Victory Integrity Small/Mid Cap Value Fund - Member Class	Common Collective Trust	27,045
State Street Target Retirement 2065 Securities Lending Series Fund Class I	Common Collective Trust	11,872
State Street Target Retirement 2070 Securities Lending Series Fund Class I	Common Collective Trust	1,197

Kinder Morgan Savings Plan (Continued)
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
(In thousands)
EIN: 80-0682103
PN: 002
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value**
		Total Common Collective Trust	2,653,160
Self-Directed Brokerage Account
	Self-Directed Brokerage Account	Common Stock, Interest-bearing Cash, Bonds, Exchange Traded Funds, and Mutual Funds	108,140
*	Self-Directed Brokerage Account	Kinder Morgan, Inc. Common Stock	27
		Total Self-Directed Brokerage Account	108,167
Stable Value Fund
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust	82,829
*	IGT Invesco A or Better Intermediate Fund	Common Collective Trust	18,357
*	IGT Jennison A or Better Intermediate Fund	Common Collective Trust	18,323
*	IGT Loomis Sayles A or Better Core Fixed Income Fund	Common Collective Trust	9,197
*	IGT Loomis Sayles A or Better Intermediate Fund	Common Collective Trust	9,195
*	IGT PIMCO A or Better Core Fixed Income Fund	Common Collective Trust	9,177
*	IGT Dodge and Cox A or Better Core Fund	Common Collective Trust	9,174
*	IGT Invesco A or Better Core Fixed Income Fund	Common Collective Trust	9,172
*	IGT PIMCO A or Better Intermediate Fund	Common Collective Trust	9,169
		Total Wrapped Holdings	174,593
	Morgan Stanley Institutional Liquidity Government Portfolio	Registered Investment Company	2,440
		Total Stable Value Fund	177,033
Kinder Morgan Stock Fund
*	Kinder Morgan, Inc.	Kinder Morgan, Inc. Common Stock	85,539
Participant Loans
*	The Plan	Participant loans with terms ranging from 0 to 30 years and interest rates ranging from 3.25% to 10.50%	64,252
		Total Assets (Held at End of Year)	$3,233,479

*	Represents party-in-interest transactions (Note 6).
**	Cost information is not required for participant directed investments.